Other income - net	12 Months Ended
Dec. 31, 2017
Disclosure Of Other Income Expense [Abstract]
Other income - net
26.	Other income – net

Other (income) expenses is comprised of the following at December 31, 2015, 2016 and 2017:

	2015		2016		2017
Recovery insurance	Ps.	(200,884)	Ps.	(2,903)	Ps.	(20,539)
Bargain purchase gain		(189,744)		—		—
Other services provided by DCA		(30,418)		—		—
Sale of fixed assets		(5,672)		(4,493)		(5,070)
Cancellation of non-exigible liabilities and provisions		—		—		(87,755)
Other income		(14,150)		(11,021)		(18,198)
Total other income	Ps.	(440,868)	Ps.	(18,417)	Ps.	(131,562)

	2015		2016		2017
Repair of damaged by natural disasters		176,073		—		6,514
Loss on sale of assets		4,310		5,566		17,684
Donation		—		—		20,066
Other expenses		5,873		12,556		3,377
Total other expenses		186,256		18,122		47,641
Other income – Net	Ps.	(254,612)	Ps.	(295)	Ps.	(83,921)

In 2015 repairs due to Hurricane Odile at airports in San Jose del Cabo and La Paz, Baja California Sur were completed and the compensation for the loss was received.